Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of Goodwill
The following are the changes in the carrying value of goodwill:

(Millions of US dollars)	Europe Building Products
Balance - 31 March 2022	$199.5
Foreign exchange impact	(4.6)
Balance - 31 March 2023	$194.9
Foreign exchange impact	(2.3)
Balance - 31 March 2024	$192.6

Schedule of Indefinite-Lived Intangible Assets	The following are the net carrying amount of indefinite lived intangible assets other than goodwill:

	31 March
(Millions of US dollars)	2024	2023
Trade names	$111.0	$112.3
Other	7.4	7.4
Total	$118.4	$119.7

Schedule of Finite-Lived Intangible Assets
The following are the net carrying amount of amortizable intangible assets:

	Year Ended 31 March 2024
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$47.3	$(16.5)	$30.8
Total	$47.3	$(16.5)	$30.8

	Year Ended 31 March 2023
(Millions of US dollars)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer Relationships	$47.9	$(12.4)	$35.5
Total	$47.9	$(12.4)	$35.5

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	At 31 March 2024, the estimated future amortization of intangible assets is as follows:

Years ended 31 March (Millions of US dollars):
2025	$4.4
2026	4.6
2027	4.8
2028	4.9
2029	4.6